Subsequent Events (Detail) $ / shares in Units, £ in Thousands											1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2016 shares	Aug. 11, 2016 GBP (£) shares	Aug. 05, 2016 USD ($)	Aug. 02, 2016 USD ($) $ / shares shares	Aug. 01, 2016 USD ($) shares	Jul. 15, 2016 USD ($)	Jul. 01, 2016 shares	Dec. 31, 2015 shares	Jul. 01, 2015 USD ($) shares	Jul. 01, 2014 shares	Nov. 09, 2016 shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2016 GBP (£) shares	Jun. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2016 GBP (£) shares	Sep. 09, 2016 GBP (£) shares	Jun. 30, 2014 USD ($)
Subsequent Event [Line Items]
Current share price (usd per share) | $ / shares												$ 0.01		$ 0.01		$ 0.01
Share-based compensation expense														$ 701,000		$ 891,000
Paid in kind dividends | shares					22,815,748
Net shares repurchased for employee tax costs upon vesting of restricted stock (in shares) | shares												2,529		5,220	5,220	5,981
Stock options expired (in shares) | shares												0	33,333	291,403	291,403	12,499
Stockholders equity												$ 2,631,000		$ (6,989,000)		$ 7,945,000			$ 45,917,000
Celtique Claim
Subsequent Event [Line Items]
Litigation settlement, amount | £		£ 500													£ 500
One Stone Exchange Agreement | One Stone | Investor
Subsequent Event [Line Items]
Amount due from related party					$ 900,000
One Stone Exchange Agreement | One Stone | Director
Subsequent Event [Line Items]
Fees forgiven, related parties					174,000
Subsidiary | Celtique Claim
Subsequent Event [Line Items]
Litigation settlement, amount | £		500
Subsidiary | Weald ATA, IoW ATA, and Settlement Agreement
Subsequent Event [Line Items]
Net cash proceeds from sale | £		£ 446
Subsidiary | UKOG | UK Oil and Gas Investments | Weald ATA, IoW ATA, and Settlement Agreement
Subsequent Event [Line Items]
Investment owned (in shares) | shares		50,900,000
Investment owned, value | £		£ 703															£ 930	£ 958
Merger Agreement
Subsequent Event [Line Items]
Common stock, exchange of shares, shares (per share)				1.300
Merger Agreement | Tellurian
Subsequent Event [Line Items]
Current share price (usd per share) | $ / shares				$ 0.001
Termination fee maximum				$ 1,000,000
Reverse termination fee				1,000,000
2012 Stock Incentive Plan
Subsequent Event [Line Items]
Shares available for future issuance (in shares) | shares												67,471		306,481			67,471	67,471
Scenario, Previously Reported | Subsidiary | UKOG | UK Oil and Gas Investments | Weald ATA, IoW ATA, and Settlement Agreement
Subsequent Event [Line Items]
Investment owned, value | £		£ 713
Pro forma
Subsequent Event [Line Items]
Current share price (usd per share) | $ / shares														$ 0.01
Stockholders equity														$ 3,729,000
Subsequent Event | 2012 Stock Incentive Plan
Subsequent Event [Line Items]
Shares available for future issuance (in shares) | shares											104,970
PBOs and MBOs
Subsequent Event [Line Items]
Share-based compensation expense					369,000
PBOs and MBOs | Scenario, Previously Reported
Subsequent Event [Line Items]
Share-based compensation expense					$ 235,000
Restricted Stock
Subsequent Event [Line Items]
Share-based compensation expense																(67,000)
Shares vested (in shares) | shares							12,500	7,500	12,500	18,750
Net shares repurchased for employee tax costs upon vesting of restricted stock (in shares) | shares							2,529	2,398	2,822	5,981
Employee Stock Option
Subsequent Event [Line Items]
Share-based compensation expense														$ (41,000)		(648,000)
Employee Stock Option | Subsequent Event
Subsequent Event [Line Items]
Stock options expired (in shares) | shares											37,499
Non-employee Directors
Subsequent Event [Line Items]
Share-based compensation expense				$ 210,000
Non-employee Directors | 2012 Omnibus Incentive Compensation Plan
Subsequent Event [Line Items]
Common stock, issued (in shares) | shares				119,505
Directors fees				$ 201,000
Non-employee Directors | Employee Stock Option
Subsequent Event [Line Items]
Share-based compensation expense									$ 35,000							$ 264,000
Director | Merger Agreement | Tellurian
Subsequent Event [Line Items]
Common stock, issued (in shares) | shares				100,000
Directors fees				$ 150,000
Shares issuable upon closing of Merger (in shares) | shares				100,000
Employees | Employee Retention Cash Bonus Plan | Bonus Contingent Upon Filing of 10K
Subsequent Event [Line Items]
Compensation						$ 108,000
Chief Executive Officer
Subsequent Event [Line Items]
Severance costs			$ 300,000
Officers' compensation			106,000
Reimbursement of medical expenses			$ 35,000
Chairman of the Board | Restricted Stock | Subsequent Event
Subsequent Event [Line Items]
Shares vested (in shares) | shares	2,083